Supplemental Cash Flow Information - Changes in Non-Cash Working Capital Items Related to Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 73,020	$ (59,003)	$ (8,750)
Prepaid expenses and other assets	1,899	(2,884)	6,075
Accounts payable and accrued liabilities	(87,597)	46,266	35
Advances from (to) affiliate	(98,806)	67,620	(14,807)
Change in non-cash working capital items related to operating activities	$ (111,484)	$ 51,999	$ (17,447)